Investment Securities	6 Months Ended
Sep. 30, 2021
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Investment Securities
6	INVESTMENT SECURITIES
The following table shows the amount of investment securities, which consist of debt instruments at amortized cost, debt instruments at fair value through other comprehensive income and equity instruments at fair value through other comprehensive income at September 30, 2021 and March 31, 2021.

	At September 30, 2021	At March 31, 2021
	(In millions)
Debt instruments at amortized cost:
Domestic:
Japanese municipal bonds	¥22,300	¥22,300

Total domestic	22,300	22,300

Foreign:
Bonds issued by other governments and official institutions (1)	44,667	47,129
Other debt instruments	2,828	2,586

Total foreign	47,495	49,715

Total debt instruments at amortized cost	¥69,795	¥72,015

Debt instruments at fair value through other comprehensive income:
Domestic:
Japanese government bonds	¥13,446,048	¥14,293,611
Japanese municipal bonds	930,934	732,622
Japanese corporate bonds	782,466	725,895
Other debt instruments	310	310

Total domestic	15,159,758	15,752,438

Foreign:
U.S. Treasury and other U.S. government agency bonds	5,846,120	5,564,944
Bonds issued by other governments and official institutions (1)	2,901,421	2,994,032
Mortgage-backed securities	1,431,678	1,658,732
Other debt instruments	367,219	422,489

Total foreign	10,546,438	10,640,197

Total debt instruments at fair value through other comprehensive income	¥25,706,196	¥26,392,635

Equity instruments at fair value through other comprehensive income:
Domestic equity instruments	¥4,052,373	¥3,919,787
Foreign equity instruments	856,080	667,024

Total equity instruments at fair value through other comprehensive income	¥4,908,453	¥4,586,811

Total investment securities	¥30,684,444	¥31,051,461

(1)	Bonds issued by governments and official institutions excluding U.S. Treasury and other U.S. government agencies.